Disclosure on individual items of the consolidated financial statements (Details) - Schedule of provides the carrying amounts and fair values $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Assets
Book value	$ 52,462	$ 111,326
Fair Value	52,462	111,326
Liabilities
Book value	17,902	32,076
Fair Value	$ 14,425	30,010
Cash and cash equivalents [Member]
Assets
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 34,441	101,813
Fair Value	$ 34,441	101,813
Trade receivables [Member]
Assets
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 13,897	7,424
Fair Value	$ 13,897	7,424
Other investments [Member]
Assets
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 3,199	1,944
Fair Value	$ 3,199	1,944
Other financial receivables (short term) [Member]
Assets
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 921	141
Fair Value	$ 921	141
Other financial receivables (long term) [Member]
Assets
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 4	4
Fair Value	$ 4	4
Warrant liabilities - private [Member]
Liabilities
Amortized Cost	Fair value through P&L
Fair Value Hierarchy	2
Book value	$ 1,091	5,215
Fair Value	$ 1,091	5,215
Warrant liabilities - public [Member]
Liabilities
Amortized Cost	Fair value through P&L
Fair Value Hierarchy	1
Book value	$ 1,348	7,552
Fair Value	$ 1,348	7,552
Loans and borrowings (short term) [Member]
Liabilities
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value		7,522
Fair Value		7,522
Trade payables (short term) [Member]
Liabilities
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 10,012	6,265
Fair Value	$ 10,012	6,265
Trade payables due to related parties (short term) [Member]
Liabilities
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 1,821	2,980
Fair Value	$ 1,821	2,980
Lease liabilities (long term) [Member]
Liabilities
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 2,635	1,537
Fair Value
Lease liabilities (short term) [Member]
Liabilities
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 842	528
Fair Value
Other payables financial (short term) [Member]
Liabilities
Amortized Cost	At amortized cost
Fair Value Hierarchy	3
Book value	$ 153	476
Fair Value	$ 153	$ 476